PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of provisions

(In millions of dollars)	Decommissioning Liabilities	Other	Total

December 31, 2021	52	1	53
Additions	—	13	13
Adjustments to existing provisions	4	(1)	3

December 31, 2022	56	13	69

Current (recorded in "other current liabilities")	5	11	16
Long-term	51	2	53